Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 20, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 20, 2024
Prospectus Date	rr_ProspectusDate	Jun. 17, 2024
Defiance Daily Target 1.5X Short MSTR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	The Fund’s “Principal Investment Strategies” section is hereby supplemented with the addition of the following disclosure:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To complement the Fund's primary strategy of using swap agreements to achieve leveraged exposure, the Fund may employ listed options contracts as an additional tool to generate leverage on an as-needed basis. By incorporating listed options, such as call options, the Fund can gain leveraged exposure to the Underlying Security without relying solely on swaps. This flexibility allows the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may impact the availability or pricing of swap agreements. The use of options may help the Fund meet its daily investment objective more effectively under varying market conditions.

The sentence in the Fund’s “Principal Investment Strategies” section that begins, “The Fund is expected to post. .. .,” is hereby deleted and replaced with the following:

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Risk [Heading]	rr_RiskHeading	The Fund’s “Derivatives Risk” disclosure is hereby supplemented with the addition of following risk disclosure:
Defiance Daily Target 1.5X Short MSTR ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.
Defiance Daily Target 1.5X Short MSTR ETF | Defiance Daily Target 1.5X Short MSTR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMST